Convertible Notes Payable	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE
5.        CONVERTIBLE NOTES PAYABLE

Convertible notes payable issued prior to February 29, 2012 bear interest of 6% annually which were payable upon maturity on September 25, 2011. The notes have a conversion price of $.0025.

During June, 2010, $5,000 of these notes was converted to 40,000 common shares.

During July, 2010, $10,000 of these notes was converted to 80,000 common shares.

During January, 2011, $4,000 of these notes was converted to 32,000 common shares.

During March, 2011, $50,000 of these notes together with $4,441 of accrued interest were converted to 21,776,544 common shares

During May and June of 2011, $4,000 of these notes were converted to 1,600,000 common shares.

During July, 2011, $12,500 of these notes were converted to 5,000,000 common shares.

During September, 2011, $10,750 of these notes were converted to 4,300,000 common shares.

On February 29, 2012, the final $3,750 of convertible notes and accrued interest were converted into 1,529,036 common shares.

Subsequent to this transaction, there were no outstanding convertible notes related to the notes above.

On September 14, 2012, the Company issued an unsecured $65,000 convertible note payable to a warrant holder which bears interest at 12% per anum and is due with accrued interest on March 14, 2013.  The note is convertible, at the discretion of the holder into the Company’s common stock at the fixed rate of $1.00 per principal value for any unpaid principal and accrued interest thereon until the note is paid in full.  In conjunction with the issuance of the note, the Company issued a warrant, to a stockholder to purchase 65,000 shares of the Company’s common stock at a $1.00 per share until September 14, 2014.  The amount allocated to the warrants based on the relative fair value of the warrants on the date of the grant was estimated at $30,934 using a Black-Scholes valuation model under the following assumptions: (1) expected volatility of nearly 131% based on historical volatility, (2) a discount rate of 0.18%, (3) expected life of 1 year and (4) zero dividend yield. The amount allocated to the beneficial conversion feature based on the relative fair value of the beneficial conversion feature of the convertible note on the date of issuance was estimated at $32,884 resulting in an aggregate debt discount of $63,818 on September 14, 2012. As of December 31, 2012 the related unamortized debt discount was $18,523.

On October 10, 2012, the Company issued a convertible note in the amount of $100,000, to an investor, secured by all the assets of the Company, due April 10, 2013 with interest at 12% per anum.  The note is convertible, at the discretion of the holder into the Company’s common stock at the fixed rate of $1.00 per principal value for any unpaid principal and accrued interest thereon until the note is paid in full.   The noteholder is entitled to be repaid $25,000 for every $1,000,000 raised in equity by the Company which the Company has not met.  In conjunction with the issuance of the note, the Company issued a warrant, to a stockholder to purchase 100,000 shares of the Company’s common stock at a $1.00 per share until October 10, 2015.  The amount allocated to the warrants based on the relative fair value of the warrants on the date of the grant was estimated at $54,464 using a Black-Scholes valuation model under the following assumptions: (1) expected volatility of 182% based on historical volatility, (2) a discount rate of 0.23%, (3) expected life of 1.5 years and (4) zero dividend yield. The amount allocated to the beneficial conversion feature based on the relative fair value of the beneficial conversion feature of the convertible note on the date of issuance was estimated at $45,536 resulting in an aggregate debt discount of $100,000 on October 10, 2012. As of December 31, 2012 the related unamortized debt discount was $54,945.

On October 12, 2012, the Company issued a convertible note in the amount of $50,000, secured by all the assets of the Company, due April 12, 2013 with interest at 12% per anum.  The note is convertible, at the discretion of the holder into the Company’s common stock at the fixed rate of $1.00 per principal value for any unpaid principal and accrued interest thereon until the note is paid in full.  The noteholder is entitled to be repaid $25,000 for every $1,000,000 raised in equity by the Company which the Company has not met.  In conjunction with the issuance of the note, the Company issued a warrant, to a stockholder to purchase 50,000 shares of the Company’s common stock at a $1.00 per share until October 12, 2015.  The amount allocated to the warrants based on the relative fair value of the warrants on the date of the grant was estimated at $27,938 using a Black-Scholes valuation model under the following assumptions: (1) expected volatility of 181% based on historical volatility, (2) a discount rate of 0.23%, (3) expected life of 1.5 years and (4) zero dividend yield. The amount allocated to the beneficial conversion feature based on the relative fair value of the beneficial conversion feature of the convertible note on the date of issuance was estimated at $22,062 resulting in an aggregate debt discount of $50,000 on October 12, 2012. As of December 31, 2012, the related unamortized debt discount was $28,022.

The noteholders pertaining to the October 10, 2012 and October 12, 2012 transactions have mutually agreed to enjoy equal rights as secured lenders under each of their respective notes and that neither shall have priority over the other.

On December 3, 2012, the Company issued an unsecured $20,000 convertible note payable to a warrant holder which bears interest at 12% per anum and is due with accrued interest on June 3, 2013.  The note is convertible, at the discretion of the holder into the Company’s common stock at the fixed rate of $1.00 per principal value for any unpaid principal and accrued interest thereon until the note is paid in full.  In conjunction with the issuance of the note, the Company issued a warrant, to a stockholder to purchase 20,000 shares of the Company’s common stock at a $1.00 per share until December 3, 2014.  The amount allocated to the warrants based on the relative fair value of the warrants on the date of the grant was estimated at $10,049 using a Black-Scholes valuation model under the following assumptions: (1) expected volatility of nearly 124% based on historical volatility, (2) a discount rate of 0.18%, (3) expected life of 1 year and (4) zero dividend yield. The amount allocated to the beneficial conversion feature based on the relative fair value of the beneficial conversion feature of the convertible note on the date of issuance was estimated at $9,951 resulting in an aggregate debt discount of $20,000 on December 3, 2012. As of December 31, 2012, the related unamortized debt discount was $16,923.

On December 12, 2012, the Company issued an unsecured $56,000 convertible note payable to a warrant holder which bears interest at 12% per anum and is due with accrued interest on June 12, 2013.  The note is convertible, at the discretion of the holder into the Company’s common stock at the fixed rate of $1.00 per principal value for any unpaid principal and accrued interest thereon until the note is paid in full.  In conjunction with the issuance of the note, the Company issued a warrant, to a stockholder to purchase 56,000 shares of the Company’s common stock at a $1.00 per share until December 12, 2014.  The amount allocated to the warrants based on the relative fair value of the warrants on the date of the grant was estimated at $26,925 using a Black-Scholes valuation model under the following assumptions: (1) expected volatility of nearly 109% based on historical volatility, (2) a discount rate of 0.14%, (3) expected life of 1 year and (4) zero dividend yield. The amount allocated to the beneficial conversion feature based on the relative fair value of the beneficial conversion feature of the convertible note on the date of issuance was estimated at $29,075 resulting in an aggregate debt discount of $56,000 on December 12, 2012. As of December 31, 2012, the related unamortized debt discount was $50,154.

On December 28, 2012, the Company issued an unsecured $5,000 convertible note payable to the Chief Executive Officer which bears interest at 12% per anum and is due with accrued interest on June 28, 2013.  The note is convertible, at the discretion of the holder into the Company’s common stock at the fixed rate of $1.00 per principal value for any unpaid principal and accrued interest thereon until the note is paid in full.  In conjunction with the issuance of the note, the Company issued a warrant, to the Chief Executive Officer to purchase 5,000 shares of the Company’s common stock at a $1.00 per share until December 28, 2014.  The amount allocated to the warrants based on the relative fair value of the warrants on the date of the grant was estimated at $2,160 using a Black-Scholes valuation model under the following assumptions: (1) expected volatility of nearly 107% based on historical volatility, (2) a discount rate of 0.15%, (3) expected life of 1 year and (4) zero dividend yield. The amount allocated to the beneficial conversion feature based on the relative fair value of the beneficial conversion feature of the convertible note on the date of issuance was estimated at $2,840 resulting in an aggregate debt discount of $5,000 on December 28, 2012. As of December 31, 2012, the related unamortized debt discount was $4,918.

Amortization expense for the year ended December 31, 2012 was $103,442 and $36,385, respectively, related to convertible notes payable.

DERIVATIVE ANALYSIS

Upon their origination, these notes had full reset adjustments based upon the issuance of equity securities by the Company in the future, they were subjected to derivative liability treatment under Section 815-40-15 of the FASB Accounting Standard Codification (“Section 815-40-15”) (formerly FASB Emerging Issues Task Force (“EITF”) 07-5). These notes have been measured at fair value using a lattice model at each reporting period with gains and losses from the change in fair value of derivative liabilities recognized on the consolidated statement of operations.  The convertible notes gave rise to a derivative liability which was recorded as a discount to the notes upon origination.

In March, 2011, the Company issued 21,776,544 common shares pursuant to the conversion of $50,000 in notes payable together with $4,441 of accrued interest.  This conversion was negotiated to mitigate the effect of the 1:50 Reverse-Split on the note conversion price which Management determined could have significantly dilutive effects due to its resets and toxic convertible features.

In March, 2011, agreements between the Company and the remaining note holders to fix the conversion rate stated in the convertible notes effectively removed the embedded derivative from the convertible notes.   Accordingly, as future conversions were no longer subject to reset, the derivative liability related to the notes was adjusted to $0 and the Company recognized a gain on the change in value of the derivative liability of $2,701,894 upon execution

None of the convertible notes issued during 2012 gave rise to derivative liabilities.

 NOTE PAYABLE

In connection with the purchase of an electrically charged enabled automobile by the Company in the first quarter, the Company entered into a financing agreement. The five-year note, secured by the related asset, bears interest at 4.75% and requires minimum monthly payments, inclusive of interest, of $1,216 commencing in May 2012. Future minimum monthly note payments, exclusive of interest, by year as of December 31, 2012 are as follows:

Year	Amount
2013	$12,105
2014	12,703
2015	13,330
2016	13,988
2017	4,815
Total	$56,941

Total interest expense for the years ended December 31, 2012 and 2011 was $9,278 and $18,500, respectively.